Warrants - Narrative (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Apr. 14, 2025	Oct. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants (in shares)					18,645,997	0
Warrant liability	$ 22,996	$ 34,023	$ 22,996				$ 0
Public warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	11,240,688	11,240,688	11,240,688		11,499,997
Exercise price of warrant (in usd per share)	$ 11.5	$ 11.5	$ 11.5
Warrant liability					$ 1,265
Private placement warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	7,146,000	7,146,000	7,146,000		7,146,000
Exercise price of warrant (in usd per share)	$ 11.5	$ 11.5	$ 11.5
Warrant liability	$ 7,146	$ 16,793	$ 7,146		$ 786
Gain (loss) on change in fair value of warrants	$ (3,507)	$ 16,007	$ (9,647)
2024 WTI Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	2	2	2
Warrant liability	$ 12,450	$ 17,230	$ 12,450
Gain (loss) on change in fair value of warrants	$ (900)		$ (4,780)
2025 WTI Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	2	0	2	2
Exercise price of warrant (in usd per share)				$ 0.01
Warrant liability	$ 3,400		$ 3,400	$ 3,090
Gain (loss) on change in fair value of warrants	$ 310		$ 310
Number of shares issuable for warrants (in shares)				495,074